Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Segment Reporting (Tables) [Line Items]
Schedule of segment revenue and gross margin
	Six Months Ended June 30,
	2021	2020
Revenue:
Retail	$15,966	14,428
Brands	4,097	3,668
Total revenue	$20,063	$18,096
Gross margin:
Retail	14,595	12,855
Brands	3,165	2,901
Total gross margin	$17,760	$15,756

	2020	2019
Revenue:
Retail	$29,591	23,724
Brands	6,801	6,348
Total Revenue	$36,392	$30,072
Gross margin:
Retail	$26,290	$20,795
Brands	5,140	5,368
Total gross margin	$31,430	$26,163